Note 8 - Disclosure of financial instruments and risk management - Financial Assets and Liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Financial liabilities	€ 6,146	€ 6,353	€ 5,335
Current financial liabilities	532	472	9,388
Financial assets measured at amortized cost (AC)		139,263	48,709
Financial liabilities measured at amortized cost (FLAC)		11,331	8,779
Financial liabilities measured at fair value through profit or loss (FVTPL)		0	6,859
Security deposits [member]
Statement Line Items [Line Items]
Noncurrent financial assets	91	91
Security deposits [member] | Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
financial assets, fair value	75	89
Other assets [member]
Statement Line Items [Line Items]
Noncurrent financial assets	2
Deposits [member]
Statement Line Items [Line Items]
Noncurrent financial assets			41
Deposits [member] | Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
financial assets, fair value			42
PayPal reserve [member]
Statement Line Items [Line Items]
Current financial assets	396	6,000	4,655
Receivables from payment providers and deposits [member]
Statement Line Items [Line Items]
Current financial assets	269	169
Receivables from crowdfunding and deposits [member]
Statement Line Items [Line Items]
Current financial assets		169	179
Debtor creditors [member]
Statement Line Items [Line Items]
Current financial assets	147	26	539
Trade receivables [member]
Statement Line Items [Line Items]
Current financial assets	44	20
Trade receivable, affiliated company [member]
Statement Line Items [Line Items]
Current financial assets	1	11
Other [member]
Statement Line Items [Line Items]
Current financial assets	106	7	31
Cash and cash equivalents [member]
Statement Line Items [Line Items]
Current financial assets	89,774	132,939	43,264
Loan and participation rights, noncurrent [member]
Statement Line Items [Line Items]
Financial liabilities	3,740	3,718	3,665
Current financial liabilities		31	2,240
Loan and participation rights, noncurrent [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial liabilities, fair value	3,387	3,466	3,308
Lease liabilities, noncurrent [member]
Statement Line Items [Line Items]
Financial liabilities	2,406	2,635	1,669
Loan and participation rights, current [member]
Statement Line Items [Line Items]
Current financial liabilities	98	31
Lease liabilities, current [member]
Statement Line Items [Line Items]
Current financial liabilities	435	441	289
Mandatory convertible notes [member]
Statement Line Items [Line Items]
Current financial liabilities			6,859
Mandatory convertible notes [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial liabilities, fair value			6,859
Trade and other payables [member]
Statement Line Items [Line Items]
Current financial liabilities		7,582	€ 2,874
Trade payables [member]
Statement Line Items [Line Items]
Current financial liabilities	8,670	6,866
Other payables [member]
Statement Line Items [Line Items]
Current financial liabilities	7,089	€ 1,001
Contract liabilities [member]
Statement Line Items [Line Items]
Current financial liabilities	€ 115